Investment Strategy	Mar. 25, 2026
VistaShares Artificial Intelligence Supercycle ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a portfolio of global AI companies (defined below). The Fund’s portfolio securities are selected by the Fund’s sub-adviser, VistaShares Advisors LLC (the “Sub-Adviser”). The Sub-Adviser seeks to invest the Fund’s assets to achieve returns similar to those of the BITA VistaShares Artificial Intelligence Supercycle Index (the “Index”), which is owned, calculated, administered, and disseminated by BITA GmbH (the “Index Provider”).

The Sub-Adviser defines an “AI company” as a company that, based upon publicly available revenue data provided by the company through regulatory filings, quarterly earnings reports, company presentations and/or official earnings conference call transcripts, as well as business news reported by third parties that pertains to or analyzes a company’s revenue, derives at least 50% of its revenues from or has at least 50% of its assets invested in or has at least 50% of its assets devoted to the production, development and/or operation of (i) high-performance semiconductors used for AI (artificial intelligence) related hardware & software, (ii) AI related datacenters, and/or (iii) AI enabled applications. The Sub-Adviser defines “supercycles” as long-term trends that disrupt current economic models through disruptive technological advancements shaping our world. The Fund’s portfolio is expected to consist of all or a representative sample of the securities in the Index, except as discussed below. The Sub-Adviser will evaluate all revenue data for accuracy.

The Sub-Adviser generally expects to use a “replication” strategy to achieve the Fund’s investment objective, meaning the Fund will invest in all of the Index’s component securities. The Sub-Adviser may use a “representative sampling” strategy instead. In doing so, the Fund’s assets will typically be allocated to a selected group of securities within the Index that is expected to mirror the Index’s overall performance. The Sub-Adviser will use representative sampling approach when it deems it to be the most advantageous option for the Fund.

While the Index’s methodology serves as the primary basis for the Fund’s portfolio construction and the identification of AI companies, the Sub-Adviser will actively manage the Fund. The Sub-Adviser may buy or sell securities not yet included in, or not yet removed from, as the case may be, the Index prior to the Index’s rebalancing and reconstitution. Generally, the Sub-Adviser will use the Index’s criteria to guide its decisions. If the Sub-Adviser receives new information about an existing portfolio security or an emerging AI company after the Index’s last rebalancing and reconstitution, it has the discretion to trade those securities before the next Index rebalancing and reconstitution. For example, the Sub-Adviser may identify negative issues with a company’s outlook, or potential opportunities to add new holdings. To further the example, the Fund may sell portfolio holdings of a company that has experienced a negative change in business circumstances, or invest in a company that has recently completed an initial public offering (“IPO”). Accordingly, there may be times when the Fund’s holdings and performance deviate significantly from those of the Index.

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in AI companies. The Fund may invest up to 20% of its net assets in companies that are not included in the 80% test noted above. These investments can include equity securities and depositary receipts of issuers that are not Index constituents but that the Sub-Adviser would characterize as emerging AI companies, based on the Sub-Adviser’s analysis of publicly available business plans and as may be further evidenced by capital expenditures, research and development efforts and business acquisitions. This 20% of the Fund’s portfolio may also be invested in cash or cash equivalents (including money market funds).

The Fund may invest in small-, medium-, and large-capitalization companies. The Fund will invest in foreign securities, including directly in securities listed on foreign exchanges (ordinary shares) and indirectly through American Depositary Receipts (“ADRs”). The Fund may invest in foreign securities that are located in developed and emerging markets. The Fund determines a country’s or market’s classification as a developed or emerging market based on its MSCI designation.

To the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of March 13, 2026, issuers in the Information Technology sector (89%) and Semiconductors & Semiconductor Equipment industry (49%) represented significant portions of the Index.

The BITA VistaShares Artificial Intelligence Supercycle Index

Index Overview:

The Index is a rules-based composite index that tracks the market performance of companies, listed on global stock exchanges, that derive their revenues from producing high-performance semiconductors, and building and operating AI-enabled applications and datacenters. The Index’s initial universe consists of globally listed equity securities from companies involved in:

●  High-Performance Semiconductors: This includes companies focused on designing and producing GPUs (Graphics Processing Units) designed for AI processing, developing high-capacity VRAM (Video Memory), creating DPUs (data processing units) to enhance system efficiency, and developing advanced cooling solutions. It also includes companies providing stable power through VRMs (voltage regulator modules), creating specialized motherboards with high-speed interfaces, developing high-bandwidth interconnection standards, producing network interface cards for AI tasks, creating interfaces for high-resolution displays, and developing software solutions to optimize AI hardware performance.

●  Datacenters: This includes companies producing power supply units, VRMs, and cooling systems for data centers, as well as those designing server boards, CPUs, and related IT (information technology) equipment. It also covers companies developing high-speed networking solutions, creating high-performance storage devices, implementing data protection and disaster recovery systems, providing server racks and cable management systems, and offering on-site technical assistance.

●  AI-Enabled Applications: This includes companies using advanced AI techniques to automate tasks, analyze data, and enhance decision-making across industries, driving innovation with applications like virtual assistants, recommendation systems, predictive analytics, and autonomous vehicles.

For more information about the types of companies that the Index tracks, see “Additional Information About the Funds” below.

Index Universe:

The Index’s initial universe is determined by applying, among others, the following criteria:

●  Security Types: Includes ordinary shares and ADRs.

●  Minimum Size: Companies must have a market capitalization of at least USD 200 million.

●  Minimum Liquidity: Securities must have an average daily traded value above USD 300,000 over the past 3 months.

●  Thematic Requirement: Companies must derive at least 50% of their revenue from the relevant theme. The Index Provider evaluates each company’s thematic alignment by analyzing publicly available revenue data from multiple sources. These sources include regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, company presentations, official earnings conference call transcripts, and news.

●  Free Float Percentage: Securities with a free float percentage (relative to total shares outstanding) below 10% are excluded.

Index Weighting:

The Index Provider employs a proprietary method to assign weights to companies based on a forward-looking list of AI products, services, and activities, including semiconductors, AI-enabled applications and data center infrastructure. Each category in this list is given a “bucket weight” that reflects its estimated importance to the AI ecosystem. The Index Provider regularly reviews these weights to ensure they remain relevant. Companies are assigned to a category based on where they earn the most revenue, and a company’s weight within its category is based on its market share. The final weight of each company in the Index is a combination of its category weight and the overall weight of that category. If a category has no companies, its weight is redistributed proportionally across the Index.

To seek a balanced representation and prevent excessive concentration, the initial weights of all Index constituents are subject to limits: no issuer’s weight can be below 0.2% or exceed 4.5% of the total Index weight. During weight calculations, adjustments are made to ensure all constituents meet the minimum weight requirement. If a security’s weight is below 0.2%, it is increased to meet this floor. Following this adjustment, weights are capped at 4.5%. Any excess weight from capped constituents is redistributed proportionally among the remaining uncapped constituents in the same category. If all constituents in a category are capped, the excess weight is distributed proportionally across constituents in other categories.

The Index is reconstituted and rebalanced twice a year, in June and December. This process occurs after the market closes on the third Friday of these months. During reconstitution, companies that no longer meet the Index’s criteria are removed, and those that do are added. However, the Sub-Adviser has the discretion to adjust the Fund’s portfolio between reconstitutions.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in AI companies.
VistaShares Electrification Supercycle ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a portfolio of global Electrification companies (defined below). The Fund’s portfolio securities are selected by the Fund’s sub-adviser, VistaShares Advisors LLC (the “Sub-Adviser”). The Sub-Adviser seeks to invest the Fund’s assets to achieve returns similar to those of the BITA VistaShares Electrification Supercycle Index (the “Index”), which is owned, calculated, administered, and disseminated by BITA GmbH (the “Index Provider”).

The Sub-Adviser defines an “Electrification company” as a company that, based upon publicly available revenue data provided by the company through regulatory filings, quarterly earnings reports, company presentations and/or official earnings conference call transcripts, as well as business news reported by third parties that pertains to or analyzes a company’s revenue, derives at least 50% of its revenues from or has at least 50% of its assets invested in or has at least 50% of its assets devoted to the production of components and materials used in the assembly and manufacturing of electric vehicles, as well as those involved in modern energy grids, integrated storage solutions, distributed power systems and other vehicle parts. The Sub-Adviser defines “supercycles” as long-term trends that disrupt current economic models through disruptive technological advancements shaping our world. The Fund’s portfolio is expected to consist of all or a representative sample of the securities in the Index, except as discussed below. The Sub-Adviser will evaluate all revenue data for accuracy.

The Sub-Adviser generally expects to use a “replication” strategy to achieve the Fund’s investment objective, meaning the Fund will invest in all of the Index’s component securities. The Sub-Adviser may use a “representative sampling” strategy instead. In doing so, the Fund’s assets will typically be allocated to a selected group of securities within the Index that is expected to mirror the Index’s overall performance. The Sub-Adviser will use representative sampling approach when it deems it to be the most advantageous option for the Fund.

While the Index’s methodology serves as the primary basis for the Fund’s portfolio construction and the identification of Electrification companies, the Sub-Adviser will actively manage the Fund. The Sub-Adviser may buy or sell securities not yet included in, or not yet removed from, as the case may be, the Index prior to the Index’s rebalancing and reconstitution. Generally, the Sub-Adviser will use the Index’s criteria to guide its decisions. If the Sub-Adviser receives new information about an existing portfolio security or an emerging Electrification company after the Index’s last rebalancing and reconstitution, it has the discretion to trade those securities before the next Index rebalancing and reconstitution. For example, the Sub-Adviser may identify negative issues with a company’s outlook, or potential opportunities to add new holdings. To further the example, the Fund may sell portfolio holdings of a company that has experienced a negative change in business circumstances, or invest in a company that has recently completed an initial public offering (“IPO”). Accordingly, there may be times when the Fund’s holdings and performance deviate significantly from those of the Index.

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in Electrification companies. The Fund may invest up to 20% of its net assets in companies that are not included in the 80% test noted above. These investments can include equity securities and depositary receipts of issuers that are not Index constituents but that the Sub-Adviser would characterize as emerging Electrification companies based on the Sub-Adviser’s analysis of publicly available business plans and as may be further evidenced by capital expenditures, research and development efforts and business acquisitions. This 20% of the Fund’s portfolio may also be invested in cash or cash equivalents (including money market funds).

The Fund may invest in small-, medium-, and large-capitalization companies. The Fund will invest in foreign securities, including directly in securities listed on foreign exchanges (ordinary shares) and indirectly through American Depositary Receipts (“ADRs”). The Fund may invest in foreign securities that are located in developed and emerging markets. The Fund determines a country’s or market’s classification as a developed or emerging market based on its MSCI designation.

To the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of March 13, 2026, issuers in the Utilities sector (64.14%) and Electric Utilities Industry (51.50%) represented significant portions of the Index.

The BITA VistaShares Electrification Supercycle Index

Index Overview:

The Index is a rules-based composite index that tracks the market performance of companies, listed on recognized, global exchanges, that derive their revenues from the production of components and materials used in the assembly and manufacturing of electric vehicles (EVs), as well as those involved in modern energy grids, integrated storage solutions, distributed power systems and other vehicle parts. The Index encompasses companies that contribute to the advancement of electrification infrastructure, ensuring a comprehensive representation of the electric vehicle and energy ecosystem.

Index Universe:

The Index’s initial universe consists of globally listed equity securities from companies involved in:

●  EV Components: This includes companies developing battery packs, electric motors, power electronics, body structures, ADAS (automated driver assistance systems) technologies, suspension systems, steering systems, braking systems, wheels and tires, software and infotainment, and the complete production of electric and autonomous vehicles. These companies are responsible for the design, manufacturing, and integration of key technologies that enhance the performance, safety, and efficiency of EVs.

●  EV Infrastructure Support and Modern Energy Systems: This includes companies developing advanced electrical grid technologies, integrated energy storage solutions, and decentralized power generation systems. These companies play a crucial role in managing and distributing electricity efficiently, storing renewable energy, and providing innovative power solutions to support the growing demand for electric and sustainable energy.

For more information about the types of companies that the Index tracks, see “Additional Information About the Funds” below.

Index Universe:

The Index’s initial universe is determined by applying, among others, the following criteria:

●   Security Types: Includes ordinary shares and ADRs.

●   Minimum Size: Companies must have a market capitalization of at least USD 200 million.

●   Minimum Liquidity: Securities must have an average daily traded value above USD 300,000 over the past 3 months.

●  Thematic Requirement: Companies must derive at least 50% their revenue from the relevant theme. The Index Provider evaluates each company’s thematic alignment by analyzing publicly available revenue data from multiple sources. These sources include regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, company presentations, official earnings conference call transcripts, and news.

●   Free Float Percentage: Securities with a free float percentage (relative to total shares outstanding) below 10% are excluded.

Index Weighting:

The Index Provider employs a proprietary method to assign weights to companies based on a forward-looking list of relevant products, services, and activities essential for the manufacture and operation of electric vehicles as well as production and management of EV Infrastructure Support & Modern Energy Systems including companies developing advanced electrical grid technologies, integrated energy storage solutions, and decentralized power generation systems. Each category in this list is given a “bucket weight” that reflects its estimated contribution to the overall cost of building and operating an electric vehicle. The Index Provider regularly reviews these weights to ensure they remain relevant. Companies are assigned to a category based on where they earn the most revenue, and a company’s weight within its category is based on its market share. The final weight of each company in the Index is a combination of its category weight and the overall weight of that category. If a category has no companies, its weight is redistributed proportionally across the Index.

To seek a balanced representation and prevent excessive concentration, the initial weights of all Index constituents are subject to limits: no issuer’s weight can be below 0.2% or exceed 4.5% of the total Index weight. During weight calculations, adjustments are made to ensure all constituents meet the minimum weight requirement. If a security’s weight is below 0.2%, it is increased to meet this floor. Following this adjustment, weights are capped at 4.5%. Any excess weight from capped constituents is redistributed proportionally among the remaining uncapped constituents in the same category. If all constituents in a category are capped, the excess weight is distributed proportionally across constituents in other categories.

The Index is reconstituted and rebalanced twice a year, in June and December. This process occurs after the market closes on the third Friday of these months. During reconstitution, companies that no longer meet the Index’s criteria are removed, and those that do are added. However, the Sub-Adviser has the discretion to adjust the Fund’s portfolio between reconstitutions.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in Electrification companies.